ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Deposit related to new home transaction services	¥ 1,267,752		¥ 648,443
Deposit related to franchise services	956,121		1,078,395
Deposit related to home renovation and furnishing service	292,361		0
Other tax payables	272,610		362,819
Payable related to escrow accounts services (i)	116,025		187,605
Deferred guarantee revenue	32,618		31,246
Payable related to business combination (ii)	0		360,080
Others	1,180,581		782,609
Total	¥ 4,118,068	$ 597,063	¥ 3,451,197